STATE STREET NAVIGATOR
SECURITIES LENDING PRIME PORTFOLIO
ANNUAL REPORT
DECEMBER 31, 2001

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
ANNUAL REPORT AS OF DECEMBER 31, 2001

MANAGEMENT DISCUSSION AND ANALYSIS


The State Street Navigator Securities Lending Prime Portfolio (the "Fund") is a special purpose money market fund. One hundred percent of Fund's assets are derived from the collateral received from securities lending. The Fund has been managed consistently with the objective of providing liquidity and preserving capital while investing in high-quality instruments and offering competitive returns.

The second half of 2001 began with the economic outlook trending downward, with some economists believing the U.S. economy had entered the beginning stages of a recession. The tragic events of September 11 created greater uncertainty in the markets. The economy was deteriorating before the tragedy, with an increase in jobless claims and erosion of consumer confidence. Corporations announced large future layoffs which added further unease. The Federal Reserve Board lowered the funds rate by 125 basis points in the third and fourth quarters of 2001. The Fed noted that employment, production and business spending remained weak. The Fed lowered the Fed Funds rate on December 11, 2001, the last ease before year-end, making it the 11th reduction for the year and signaled that more rate cuts were possible as the economy tries to climb out of the recession. Since the December 11th, 2001 FOMC meeting, economic data and statements by Fed officials have diminished the likelihood of any additional rate cuts.

Comparing LIBOR on June 30, 2001 to the close on December 31, 2001, one-month LIBOR decreased by 198 basis points to close at 1.87%, three-month LIBOR decreased by 195 basis points to close at 1.88% and 12-month LIBOR decreased by 174 basis points to close at 2.44%. Expectations of easing monetary policy throughout the third quarter created an inverted yield curve providing a yield pick-up opportunity in the two and three month maturity range. The Adviser continued to seek investment opportunities for the Fund along the curve by taking advantage of any back-up in interest rates. During the fourth quarter, yields continued to decline. The Adviser took advantage of implied year-end pressure by purchasing one-month and two-month commercial paper for the Fund. The Adviser also looked for opportunities to extend the Fund's holdings of three-month and six-month paper in anticipation of future Fed eases while maintaining sufficient liquidity. Due to high correlation to the NASDAQ Composite Index, the Fund experienced large cash swings which caused the Fund manage its liquidity carefully. The Fund's portfolio's average maturity at the beginning of the third quarter of 2001 was 68 days and ended the fourth quarter of 2001 at 64 days.

The Adviser will continue to manage the Fund to meet the objectives of offering competitive returns, adequate liquidity, and a stable net asset value.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2001



   NAME OF ISSUER                                              INTEREST      MATURITY        PRINCIPAL          AMORTIZED
   AND TITLE OF ISSUE                                            RATE          DATE            AMOUNT             COST+
-----------------------                                       ----------    -----------    ------------      ---------------
COMMERCIAL PAPER - 34.29%
ASSET BACKED COMMERCIAL PAPER - 27.14%
   Alpine Securitization Corp.                                   1.780%     01/18/2002     $264,000,000       $ 263,778,093
   Amsterdam Funding Corp.                                       1.770%     02/06/2002       50,000,000          49,911,500
   Amsterdam Funding Corp.                                       2.050%     02/19/2002       50,000,000          49,860,486
   Assets Securitization Cooperative Corp.                       1.950%     01/10/2002       75,000,000          74,963,438
   Assets Securitization Cooperative Corp.                       2.100%     01/10/2002       60,000,000          59,968,500
   Assets Securitization Cooperative Corp. (a)                   1.846%     01/04/2002      120,000,000         120,000,000
   Assets Securitization Cooperative Corp.                       1.881%     01/22/2002      115,000,000         115,000,000
   BP Amoco Capital Plc                                          2.270%     02/08/2002       75,000,000          74,820,292
   Barton Capital Corp.                                          1.970%     01/04/2002      118,427,000         118,407,558
   Barton Capital Corp.                                          1.950%     01/11/2002       90,000,000          89,951,250
   Barton Capital Corp.                                          1.790%     01/17/2002       75,388,000          75,328,025
   Barton Capital Corp.                                          1.800%     01/17/2002      125,848,000         125,747,322
   Bavaria Trr Corp.                                             1.810%     01/04/2002      300,000,000         299,954,750
   Blue Ridge Asset                                              1.950%     01/09/2002       60,000,000          59,974,000
   Corporate Asset Funding Corp.                                 1.890%     02/01/2002      105,000,000         104,829,113
   CXC, Inc.                                                     1.930%     01/15/2002      100,000,000          99,924,945
   CXC, Inc.                                                     2.040%     01/22/2002       50,000,000          49,940,500
   CXC, Inc.                                                     1.920%     02/05/2002      100,000,000          99,813,333
   CXC, Inc.                                                     1.900%     03/04/2002       50,000,000          49,836,389
   CXC, Inc.                                                     2.050%     02/14/2002      100,000,000          99,749,445
   CXC, Inc.                                                     2.050%     02/04/2002       50,000,000          49,903,194
   Delaware Funding Corp.                                        2.000%     01/17/2002       69,174,000          69,112,512
   Edison Asset Securitization                                   2.140%     01/25/2002      100,000,000          99,857,333
   Edison Asset Securitization                                   1.900%     01/28/2002      138,000,000         137,803,350
   Edison Asset Securitization                                   1.800%     02/08/2002      200,000,000         199,620,000
   Edison Asset Securitization                                   1.900%     02/08/2002      100,000,000          99,799,445
   Falcon Asset Securitization                                   2.110%     01/08/2002       30,255,000          30,242,587
   Falcon Asset Securitization                                   2.350%     01/15/2002       50,000,000          49,954,306
   Falcon Asset Securitization                                   2.090%     01/22/2002      100,000,000          99,878,083
   Falcon Asset Securitization                                   2.140%     01/22/2002       54,673,000          54,604,750
   Falcon Asset Securitization                                   1.900%     02/05/2002       80,000,000          79,852,222
   Giro Funding Corp.                                            2.000%     01/22/2002       40,000,000          39,953,333
   Giro Multi-Funding Corp.                                      1.900%     01/22/2002      100,000,000          99,889,167
   Jupiter Securitization Corp.                                  2.100%     01/08/2002       70,000,000          69,971,417
   Jupiter Securitization Corp.                                  1.770%     01/24/2002       50,000,000          49,943,458
   Jupiter Securitization Corp.                                  2.040%     01/30/2002       93,025,000          92,872,129
   Liberty Street Funding Corp.                                  2.000%     01/07/2002       50,096,000          50,079,301
   Liberty Street Funding Corp.                                  2.000%     01/09/2002       25,000,000          24,988,889
   Liberty Street Funding Corp.                                  2.000%     01/10/2002       40,000,000          39,980,000
   Liberty Street Funding Corp.                                  1.770%     02/08/2002      135,000,000         134,747,775
   Liberty Street Funding Corp.                                  1.850%     02/08/2002       50,000,000          49,902,361
   Mont Blanc Capital Corp.                                      2.100%     01/14/2002       75,828,000          75,770,497
   New Center Asset Trust                                        2.470%     03/22/2002       65,000,000          64,643,222
   Old Line Funding Corp.                                        1.770%     02/08/2002      100,000,000          99,813,167
   Park Avenue Receivables Corp.                                 1.950%     01/10/2002       55,357,000          55,330,013
   Pennine Funding                                               1.900%     02/07/2002       42,000,000          41,917,983
   Pennine Funding                                               1.900%     02/13/2002      120,000,000         119,727,667
   Pennine Funding                                               2.050%     02/15/2002       98,000,000          97,748,875


   The accompanying notes are an integral part of these financial statements.


   NAME OF ISSUER                                              INTEREST      MATURITY        PRINCIPAL          AMORTIZED
   AND TITLE OF ISSUE                                            RATE          DATE            AMOUNT             COST+
-----------------------                                       ----------    -----------    ------------      ---------------
 COMMERCIAL PAPER - (Continued)
   Preferred Receivables Funding Corp.                           1.770%     01/25/2002     $ 294,260,000       $ 293,912,773
   Preferred Receivables Funding Corp.                           1.770%     01/28/2002      100,000,000          99,867,250
   Preferred Receivables Funding Corp.                           2.100%     01/22/2002       70,000,000          69,914,250
   Quincy Capital Corp.                                          1.830%     02/15/2002       75,378,000          75,205,573
   Quincy Capital Corp.                                          1.800%     02/22/2002       60,909,000          60,750,636
   Receivables Capital Corp.                                     1.950%     01/10/2002      131,246,000         131,182,018
   Sheffield Receivables Corp.                                   1.770%     03/11/2002       75,960,000          75,702,306
   Sheffield Receivables Corp.                                   1.770%     03/18/2002      110,000,000         109,588,966
   Surrey Funding Corp.                                          1.770%     03/18/2002      100,000,000          99,626,333
   Tulip Funding Corp.                                           2.290%     01/24/2002      100,000,000          99,853,694
   Windmill Funding Corp.                                        1.810%     03/19/2002       50,000,000          49,806,431
                                                                                                           -----------------
                                                                                                              5,425,076,205
                                                                                                           -----------------

BANK FOREIGN - 1.02%
   Swedbank                                                      1.900%     02/01/2002       55,000,000          54,910,014
   Swedbank                                                      1.900%     02/13/2002       50,000,000          49,886,527
   Westdeutsche Landesbank Girozentrale                          1.800%     02/07/2002      100,000,000          99,815,000
                                                                                                            ----------------
                                                                                                                204,611,541
                                                                                                            ----------------

BEVERAGES - 1.31%
   Diageo Capital Plc                                            3.460%     05/06/2002      125,000,000         123,498,264
   Diageo Capital Plc                                            2.530%     09/26/2002      140,000,000         137,363,178
                                                                                                            ----------------
                                                                                                                260,861,442
                                                                                                            ----------------

FINANCE CAPTIVE - 0.85%
   Nordea North America, Inc.                                    1.890%     02/11/2002      170,000,000         169,634,075
                                                                                                            ----------------

FINANCE NON-CAPTIVE DIVERSIFIED - 2.50%
   General Electric Capital Corp.                                1.950%     01/18/2002      175,000,000         174,838,854
   General Electric Capital Corp.                                2.130%     01/28/2002      120,000,000         119,808,300
   General Electric Capital Corp.                                1.790%     04/04/2002      100,000,000          99,537,583
   General Electric Capital Corp.                                2.050%     02/14/2002       75,000,000          74,812,083
   General Electric Capital Corp.                                2.080%     05/20/2002       30,000,000          29,759,067
                                                                                                            ----------------
                                                                                                                498,755,887
                                                                                                            ----------------

PHARMACEUTICALS - 1.22%
   Merck & Co., Inc.                                             2.270%     02/08/2002      145,000,000         144,652,564
   Merck & Co., Inc.                                             1.860%     02/15/2002      100,000,000          99,767,500
                                                                                                            ----------------
                                                                                                                244,420,064
                                                                                                            ----------------
SOVEREIGN - 0.25%
   KFW International Finance, Inc.                               2.250%     02/22/2002       50,000,000          49,837,500
                                                                                                            ----------------
TOTAL COMMERCIAL PAPER                                                                                        6,853,196,714
                                                                                                            ----------------


CERTIFICATES OF DEPOSIT - 44.43%
BANKS DOMESTIC - 2.75%
   Chase Manhattan Corp.                                         1.750%     03/11/2002      150,000,000         150,000,000
   Comerica Bank (a)                                             1.890%     03/25/2002      110,000,000         110,000,000


   The accompanying notes are an integral part of these financial statements.


   NAME OF ISSUER                                              INTEREST      MATURITY        PRINCIPAL          AMORTIZED
   AND TITLE OF ISSUE                                            RATE          DATE            AMOUNT             COST+
-----------------------                                       ----------    -----------    ------------      ---------------
 CERTIFICATES OF DEPOSIT - (CONTINUED)
   Comerica Bank (a)                                             1.875%     06/19/2002     $ 95,000,000        $ 94,997,818
   Comerica Bank (a)                                             1.870%     06/26/2002       95,000,000          94,990,838
   Firstar Bank Milwaukee                                        4.040%     05/13/2002      100,000,000          99,996,479
                                                                                                         -------------------
                                                                                                                549,985,135
                                                                                                         -------------------

BANK FOREIGN - 41.68%
   Abbey National Treasury Services                              2.520%     10/15/2002      160,000,000         159,987,563
   ABN-AMRO Bank                                                 4.350%     06/03/2002      125,000,000         124,994,664
   ABN-ARMO Bank                                                 1.880%     02/13/2002      200,000,000         199,995,245
   Australia & New Zealand Banking                               4.370%     05/02/2002       50,000,000          49,998,391
   Bank of Nova Scotia                                           2.400%     07/16/2002      100,000,000         100,005,348
   Bank of Nova Scotia                                           3.730%     08/12/2002       55,000,000          54,995,077
   Bank of Nova Scotia                                           1.905%     02/13/2002      100,000,000         100,000,594
   Bank of Scotland                                              4.210%     06/04/2002       70,000,000          69,997,134
   Bank of Scotland                                              1.770%     02/14/2002      125,000,000         125,000,000
   Bank of Scotland                                              4.050%     05/14/2002       50,000,000          50,005,341
   Bank of Scotland                                              3.740%     08/12/2002       75,000,000          75,000,000
   Bank of Scotland                                              2.450%     10/07/2002      150,000,000         149,941,351
   Barclays Bank Plc (a)                                         1.780%     01/11/2002      260,000,000         259,998,047
   Barclays Bank Plc (a)                                         1.745%     03/12/2002      175,000,000         174,988,468
   Bayerische Hypotheken-und Wechsel-Bank                        1.810%     03/21/2002      175,000,000         175,000,000
   Bayerische Landesbank                                         2.235%     10/01/2002      200,000,000         199,917,726
   Canadian Imperial Bank Commerce                               4.300%     05/01/2002      200,000,000         199,993,612
   Canadian Imperial Bank Commerce                               4.105%     05/10/2002      178,000,000         177,990,816
   Canadian Imperial Bank Commerce (a)                           1.765%     03/01/2002      125,000,000         124,998,016
   Canadian Imperial Bank Commerce (a)                           1.770%     02/27/2002      150,000,000         149,996,538
   Commerzbank AG                                                2.300%     04/12/2002      125,000,000         125,000,000
   Den Danske Bank                                               2.550%     12/10/2002       50,000,000          50,000,000
   Deutsche Bank AG                                              4.050%     05/13/2002      100,000,000          99,996,479
   Dexia Bank New York                                           5.380%     01/16/2002      175,000,000         174,998,617
   Dresdner Bank AG                                              1.900%     02/14/2002      100,000,000         100,000,000
   Dresdner Bank AG                                              2.060%     02/27/2002      100,000,000         100,048,637
   Dresdner Bank AG                                              1.760%     03/14/2002      100,000,000         100,001,991
   Halifax Group Plc                                             1.910%     02/06/2002       50,000,000          50,000,000
   Halifax Group Plc                                             2.050%     02/06/2002       90,000,000          90,012,457
   Halifax Group Plc                                             1.800%     03/12/2002      150,000,000         150,000,000
   ING Bank NV                                                   3.700%     08/07/2002       50,000,000          50,000,000
   Landesbank Baden-Wuerttemberg                                 2.460%     02/04/2002       75,000,000          75,000,703
   Landesbank Baden-Wuerttemberg                                 1.900%     06/05/2002       50,000,000          49,974,307
   Landesbank Baden-Wuerttemberg                                 1.900%     02/13/2002      100,000,000         100,000,000
   Landesbank Baden-Wuerttemberg                                 2.080%     02/20/2002      100,000,000         100,004,145
   Landesbank Hessen-Thueringen Girozentrale                     1.920%     02/14/2002       45,000,000          44,992,849
   Landesbank Hessen-Thueringen Girozentrale                     1.890%     06/05/2002       75,000,000          74,958,264
   Lloyds Bank Plc                                               1.890%     02/11/2002      100,000,000          99,998,810
   Lloyds Bank Plc                                               2.360%     07/15/2002      150,000,000         150,000,000
   Lloyds Bank Plc                                               2.355%     07/25/2002      100,000,000         100,002,796
   Merita Bank Plc                                               2.450%     04/03/2002       50,000,000          50,000,000
   Merita Bank Plc                                               1.900%     06/20/2002      100,000,000         100,000,000
   Merita Bank Plc                                               1.900%     06/24/2002      100,000,000         100,000,000
   National Australia Bank Ltd.                                  2.490%     03/25/2002       75,000,000          75,006,605


   The accompanying notes are an integral part of these financial statements.


   NAME OF ISSUER                                              INTEREST      MATURITY        PRINCIPAL          AMORTIZED
   AND TITLE OF ISSUE                                            RATE          DATE            AMOUNT             COST+
-----------------------                                       ----------    -----------    ------------      ---------------
 CERTIFICATES OF DEPOSIT - (CONTINUED)
   National Australia Bank Ltd.                                  4.120%     05/09/2002     $ 72,000,000        $ 71,999,884
   National Australia Bank Ltd.                                  4.060%     05/13/2002       50,000,000          50,001,761
   National Australia Bank Ltd.                                  2.480%     03/25/2002      100,000,000         100,119,716
   National Westminster Bank Plc                                 5.370%     01/16/2002      150,000,000         149,998,815
   National Westminster Bank Plc                                 4.185%     05/15/2002      110,000,000         109,996,073
   National Westminster Bank Plc                                 4.360%     06/03/2002      100,000,000          99,995,730
   National Westminster Bank Plc (a)                             1.760%     02/04/2002      100,000,000          99,999,073
   Norddeutsche Landesbank                                       3.735%     08/06/2002      325,000,000         324,965,885
   Norddeutsche Landesbank Girozentrale                          1.850%     02/01/2002       80,000,000          80,003,423
   Norddeutsche Landesbank Girozentrale                          1.950%     05/16/2002      100,000,000         100,000,000
   Norddeutsche Landesbank Girozentrale                          2.510%     10/15/2002      100,000,000         100,000,000
   Rabobank Nederland NV                                         1.750%     03/18/2002      100,000,000          99,995,797
   Rabobank Nederland NV                                         1.910%     05/15/2002      100,000,000          99,944,565
   Rabobank Nederland NV (a)                                     1.840%     09/30/2002      100,000,000          99,962,943
   Royal Bank of Canada                                          4.315%     05/01/2002      150,000,000         149,995,210
   Royal Bank of Canada                                          4.210%     06/14/2002       40,000,000          39,998,258
   Royal Bank of Canada (a)                                      1.760%     03/06/2002      170,000,000         169,994,146
   Royal Bank of Canada (a)                                      1.768%     02/28/2002      150,000,000         149,996,489
   Royal Bank of Scotland                                        3.605%     08/19/2002       50,000,000          49,995,379
   Royal Bank of Scotland                                        3.633%     08/30/2002      100,000,000          99,988,717
   Societe Generale North America                                1.900%     02/08/2002      150,000,000         149,999,905
   Societe Generale                                              1.840%     06/17/2002      100,000,000         100,000,000
   Svenska Handelsbanken AB                                      1.920%     02/11/2002      150,000,000         150,023,782
   Svenska Handelsbanken, Inc.                                   4.215%     06/14/2002      100,000,000          99,993,468
   Svenska Handelsbanken, Inc.                                   3.880%     07/23/2002      100,000,000          99,989,183
   Svenska Handelsbanken, Inc.                                   4.070%     07/30/2002       75,000,000          74,987,436
   Svenska Handelsbanken, Inc.                                   5.230%     01/23/2002       50,000,000          49,999,710
   UBS AG                                                        5.200%     02/20/2002      150,000,000         149,996,043
   UBS AG                                                        4.090%     05/14/2002      100,000,000          99,996,453
   UBS AG                                                        2.490%     10/15/2002      125,000,000         124,990,281
   WESTPAC Banking Corp.                                         4.090%     05/14/2002       50,000,000          49,998,227
                                                                                                         -------------------
                                                                                                              8,329,726,943
                                                                                                         -------------------
TOTAL CERTIFICATES OF DEPOSIT                                                                                 8,879,712,078
                                                                                                         -------------------


ASSET BACKED SECURITIES - 0.43%
ASSET BACKED SECURITIES OTHER - 0.43%
   Holmes Financing Plc (a)                                      1.906%     01/15/2002       85,000,000         85,000,000
                                                                                                         -------------------
TOTAL ASSET BACKED SECURITIES                                                                                   85,000,000
                                                                                                         -------------------

CORPORATE OBLIGATIONS - 4.93%
BANKS DOMESTIC - 0.57%
   Chase Manhattan Corp. (a)                                     2.680%     01/03/2002       115,000,000        115,001,437
                                                                                                         -------------------
BANK FOREIGN - 0.75%
   Abbey National NA (a)                                         2.011%     10/09/2002      150,000,000         149,942,260
                                                                                                         -------------------


   The accompanying notes are an integral part of these financial statements.


   NAME OF ISSUER                                              INTEREST      MATURITY        PRINCIPAL          AMORTIZED
   AND TITLE OF ISSUE                                            RATE          DATE            AMOUNT             COST+
-----------------------                                       ----------    -----------    ------------      ---------------
CORPORATE OBLIGATIONS - (CONTINUED)
BANK REGIONAL - 0.25%
   Bank New York Company, Inc.                                   2.530%     11/29/2002     $ 50,000,000       $  49,991,011
                                                                                                         -------------------

FINANCE CAPTIVE - 1.67%
   General Motors Acceptance Corp. (a)                           2.430%     08/23/2002      100,000,000         100,098,069
   Toyota Motor Credit Corp. (a)                                 2.114%     04/02/2002      100,000,000         100,000,000
   Toyota Motor Credit Corp. (a)                                 1.843%     12/24/2002      134,000,000         134,000,000
                                                                                                         -------------------
                                                                                                                334,098,069
                                                                                                         -------------------

FOOD - 0.25%
   Nestle Capital Corp.                                          1.750%     03/11/2002       50,000,000          49,832,292
                                                                                                         -------------------

TELECOMMUNICATIONS - 1.44%

   BellSouth Telecommunications, Inc. (a)                        2.012%     01/03/2003      150,000,000         150,000,000
   Verizon Global Funding                                        2.590%     10/02/2002       80,000,000          78,422,978
   Verizon Global Funding                                        2.445%     10/04/2002       60,000,000          58,875,300
                                                                                                         -------------------
                                                                                                                287,298,278
                                                                                                         -------------------
TOTAL CORPORATE OBLIGATIONS                                                                                     986,163,347
                                                                                                         -------------------

BANK NOTES - 1.88%
BANK REGIONAL - 1.88%
   Bank of New York (a)                                          1.760%     04/08/2002      100,000,000         99,994,804
   Branch Bank & Trust Company (a)                               2.303%     07/24/2002      100,000,000        100,000,000
   Fleet National Bank (a)                                       2.269%     09/03/2002      125,000,000        125,142,857
   U.S. Bank NA                                                  3.420%     03/07/2002       50,000,000         50,000,000
                                                                                                         -------------------
TOTAL BANK NOTES                                                                                               375,137,661
                                                                                                         -------------------
TIME DEPOSITS - 3.62%
BANK FOREIGN - 2.50%
   Bayerische Hypotheken-und Wechsel-Bank                        1.875%     01/02/2002      300,000,000        300,000,000
   Den Danske Cayman Island                                      1.875%     01/02/2002      200,000,000        200,000,000
                                                                                                         -------------------
                                                                                                               500,000,000
                                                                                                         -------------------

BANK REGIONAL - 1.12%
   National City Bank                                            1.000%     01/02/2002       24,376,000         24,376,000
   National City Bank                                            1.500%     01/02/2002      200,000,000        200,000,000
                                                                                                         -------------------
                                                                                                               224,376,000
                                                                                                         -------------------

TOTAL TIME DEPOSITS                                                                                            724,376,000
                                                                                                         -------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.40%
   Federal Home Loan Bank (a)                                    1.959%     03/06/2003       50,000,000         49,969,503
   Federal Home Loan Mortgage Corp.                              2.270%     01/17/2002      200,000,000        199,798,222
   Federal Home Loan Mortgage Corp.                              2.150%     01/24/2002       67,117,000         67,024,807
   Federal Home Loan Mortgage Corp.                              3.365%     02/28/2002       60,000,000         59,674,717


   The accompanying notes are an integral part of these financial statements.


   NAME OF ISSUER                                              INTEREST      MATURITY        PRINCIPAL          AMORTIZED
   AND TITLE OF ISSUE                                            RATE          DATE            AMOUNT             COST+
-----------------------                                       ----------    -----------    ------------      ---------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (CONTINUED)
   Federal National Mortgage Association                         1.800%     03/07/2002      $104,000,000      $ 103,662,000
                                                                                                         -------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                                                    480,129,249
                                                                                                         -------------------
REPURCHASE AGREEMENTS - 7.51%
    Bear Stearns & Co., 1.82% due 01/02/2002,
      (collateralized by various U.S. Government
      Obligations, 4.50%-7.00%, due                              1.820%     01/02/2002      800,000,000         800,000,000
      12/01/2016-01/01/2032 valued at $816,001,924)
    Salomon Tri Party, 1.80% due 01/02/2002,
      (collateralized by various U.S. Government
      Obligations, 5.50%-8.50%, due                              1.800%     01/02/2002      400,000,000         400,000,000
      01/01/2006-12/01/2031 valued at $407,990,281)
    Warburg Tri Party, 1.00% due 01/02/2002,
      (collateralized by various U.S. Government
      Obligations, 2.00%-6.39%, due                              1.000%     01/02/2002      300,000,000         300,000,000
      01/22/2002-08/15/2006 valued at $306,004,772)
                                                                                                         -------------------
TOTAL REPURCHASE AGREEMENTS                                                                                   1,500,000,000
                                                                                                         -------------------

TOTAL INVESTMENTS  99.49%                                                                                    19,883,715,049
OTHER ASSETS LESS LIABILITIES - 0.51%                                                                           102,298,484
                                                                                                         -------------------
NET ASSETS-- 100.00%                                                                                       $ 19,986,013,533
                                                                                                         ===================

INCOME TAX INFORMATION

At December 31, 2001, the fund had a capital loss carryforward of approximately $97,171 of which $5,940 and $91,231 will expire on December 31, 2006 and 2008, respectively.

(a) Floating Rate Note - Interest rate shown is rate in effect at December 31, 2001.

+   See note 2 to the financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS:
Investments in securities, at amortized cost                $ 19,883,715,049
Cash                                                                     281
Interest receivable                                              104,540,865
Prepaid insurance                                                     37,198
                                                            ----------------
     Total Assets                                             19,988,293,393
                                                            ----------------

LIABILITIES:
Dividend payable                                                   1,249,902
MBIA Insurance payable                                               308,451
Advisory fee payable                                                 299,432
Administration fee payable                                           127,824
Custodian fee payable                                                228,095
Transfer agent fee payable                                            33,930
Other accrued expenses and liabilities                                32,226
                                                            ----------------
     Total Liabilities                                             2,279,860
                                                            ----------------

NET ASSETS                                                  $ 19,986,013,533
                                                            ================

NET ASSETS CONSIST OF:
Capital stock, $0.001 par value;
     19,986,104,638 shares issued and outstanding           $     19,986,104
Capital paid in excess of par                                 19,966,118,534
Accumulated net realized loss on investments                         (91,105)
                                                            ----------------
Net Assets                                                  $ 19,986,013,533
                                                            ================

Net asset value, offering, and redemption price
     per share                                              $           1.00
                                                            ================


   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001



INVESTMENT INCOME:
Interest                                               $846,521,950
                                                       ------------

EXPENSES:
Advisory fee                                              3,388,849
MBIA insurance fee                                        2,221,381
Administration fee                                        1,211,255
Custodian fee                                               518,009
Transfer agent fee                                          224,753
Insurance expense                                           164,372
Legal fee                                                    81,595
Trustees fees                                                51,751
Audit fee                                                    22,000
Miscellaneous expense                                        21,718
Amortization of organization expenses                        14,274
                                                       ------------
     Total expenses                                       7,919,957
                                                       ------------
Net investment income                                   838,601,993
                                                       ------------

Net increase in net assets resulting from operations   $838,601,993
                                                       ============



   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                  YEAR ENDED          YEAR ENDED
                                                              DECEMBER 31, 2001    DECEMBER 31, 2000
                                                              -----------------    -----------------
FROM OPERATIONS:
Net investment income                                         $     838,601,993    $   1,139,857,372
Net realized loss on investments                                           --                (91,231)
                                                              -----------------    -----------------

Net increase in net assets resulting from operations                838,601,993        1,139,766,141
                                                              -----------------    -----------------

DISTRIBUTIONS FROM:
Net investment income                                              (838,601,993)      (1,139,857,372)
                                                              -----------------    -----------------

FROM FUND SHARE TRANSACTIONS (AT CONSTANT $1.00 PER SHARE):
Proceeds from shares sold                                       144,844,660,412      148,630,630,526
Cost of redemptions                                            (144,085,162,325)    (141,573,916,575)
                                                              -----------------    -----------------

Net increase in net assets from Fund share transactions             759,498,087        7,056,713,951
                                                              -----------------    -----------------

Net increase in net assets                                          759,498,087        7,056,622,720

NET ASSETS:
Beginning of year                                                19,226,515,446       12,169,892,726
                                                              -----------------    -----------------
End of year                                                   $  19,986,013,533    $  19,226,515,446
                                                              =================    =================




   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
FINANCIAL HIGHLIGHTS






                                 YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
                              DECEMBER 31, 2001    DECEMBER 31, 2000    DECEMBER 31, 1999    DECEMBER 31, 1998    DECEMBER 31, 1997
                              -----------------    -----------------    -----------------    -----------------    -----------------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of period            $ 1.0000              $ 1.0000            $ 1.0000             $ 1.0000             $ 1.0000
                                 --------              --------            --------             --------             --------
  Net investment income            0.0431                0.0641              0.0519               0.0556               0.0560
  Distributions from net
    investment income             (0.0431)              (0.0641)            (0.0519)             (0.0556)             (0.0560)
                                 --------              --------            --------             --------             --------
Net increase from investment
  operations                       0.0000                0.0000              0.0000               0.0000               0.0000
                                 --------              --------            --------             --------             --------
Net asset value, end of
  period                         $ 1.0000              $ 1.0000            $ 1.0000             $ 1.0000             $ 1.0000
                                 ========              ========            ========             ========             ========

TOTAL INVESTMENT RETURN(a)           4.40%                 6.60%               5.32%                5.70%                5.75%

RATIOS AND SUPPLEMENTAL DATA:
Ratio of expenses to average
  net ssets                          0.04%                 0.03%               0.03%                0.03%                0.04%
Ratio of net investment income
  to average net assets              4.33%                 6.43%               5.52%                5.56%                5.62%
Net assets, end of period
  (in millions)                  $ 19,986              $ 19,227            $ 12,170              $ 6,792             $  5,591


(a) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.



   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001


1.  ORGANIZATION AND FUND DESCRIPTION
State Street Navigator Securities Lending Trust (the "Trust") was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust has established three series of shares of beneficial interest representing interests in three separate portfolios:
State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio and State Street Navigator Securities Lending Short-Term Bond Portfolio. Currently, only State Street Navigator Securities Lending Prime Portfolio (the "Fund") has commenced operations. The Fund is a money market fund used as a vehicle for the investment of cash collateral received in conjunction with securities loans under the Global Securities Lending Program maintained by State Street Bank and Trust Company ("State Street"). The Fund's objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.


2.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the
Fund:

SECURITY VALUATION: As permitted under rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.

REPURCHASE AGREEMENTS: A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time which, in the case of the Fund's transactions, is within seven days. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Fund is permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve costs or delays. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Adviser, SSgA Funds Management, Inc., a subsidiary of State Street Corporation and an affiliate of State Street.

ORGANIZATION EXPENSES: The Fund bears all costs in connection with its organization. All such costs were amortized using the straight line method over a period of five years from commencement of the Fund's operations.

FEDERAL INCOME TAXES: It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal income or excise tax on income and capital gains.

At December 31, 2001, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

USE OF ESTIMATES: The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  FEES AND COMPENSATION PAID TO AFFILIATES
SSgA Funds Management, Inc. serves as the Fund's investment adviser and State Street Bank and Trust Company ("State Street") serves as the administrator, custodian and transfer agent. Under the terms of the investment advisory agreement, the Fund paid an advisory fee at an annual rate of .0175% of the Fund's average daily net assets.

For the period January 1, 2001 through June 30, 2001, fees paid to State Street were as follows:

ADMINISTRATION FEE: Under the terms of the administration agreement, the Fund paid an annual administration fee equal to .035% of the Fund's average daily net assets up to $300 million, .020% of the next $300 million and .005% in excess of $600 million, subject to certain minimum requirements.

CUSTODIAN FEE: Under the terms of the custody agreement, the Fund paid an annual accounting fee equal to $30,000 plus a custodian fee equal to .0025% of the Fund's average daily net assets up to $1 billion, .0020% on the next $9 billion, and .0015% in excess of $10 billion, plus transaction costs.

TRANSFER AGENT FEE: Under the terms of the transfer agency agreement, the Fund paid a monthly fee of $2,500 plus transaction costs.

Effective July 1, 2001 the fees were as follows:

ADMINISTRATION FEE: Under the terms of the administration agreement, the Fund pays an annual administration fee equal to .0075% of the Fund's average daily net assets.

CUSTODIAN FEE: Under the terms of the custody agreement, the Fund pays an annual accounting fee equal to .0035% of the Fund's average daily net assets.

TRANSFER AGENT FEE: Under the terms of the transfer agency agreement, the Fund pays an annual transfer agency fee equal to .0015% of the Fund's average daily net assets.

4.  TRUSTEES' FEES
The Trust pays each trustee who is not an officer or employee of State Street $2,500 for each meeting of the Board of Trustees and an additional $1,000 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $10,000, excluding the Chairman who receives an annual retainer of $15,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

5.  FINANCIAL GUARANTY INSURANCE POLICY
The Trust has entered into a Financial Guaranty Insurance Agreement (the "Default Insurance Policy") with MBIA Insurance Corporation ("MBIA") that provides limited coverage for certain loss events involving money market instruments held by the Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The Default Insurance Policy is subject to an aggregate loss limitation of $240 million and a deductible of 0.03% of the net assets of the Fund, determined as of the close of business on the first business day prior to the loss event. The Default Insurance Policy is intended as a credit enhancement strategy for the Fund. The Default Insurance Policy does not cover losses resulting from changes in interest rates or other market developments. While the Default Insurance Policy is intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there is no guarantee that the Policy will do so. The Default Insurance Policy became effective May 9, 2001 and as of December 31, 2001, the Fund made no claims under the policy.


6.  BENEFICIAL INTEREST
At December 31, 2001, one shareholder owned over 5% of the Fund's outstanding shares, amounting to 7.81% of total shares. A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

                          SHAREHOLDER MEETING RESULTS

            A meeting of Shareholders of the State Street Navigator Securities Lending Prime Portfolio (the "Prime Portfolio"), a series of State Street Navigator Securities Lending (the "Trust"), was held at the offices of State Street Bank and Trust Company, Two International Place, South China Sea Conference Room, 31st Floor, Boston, Massachusetts 02110, on July 17, 2001 (the "Shareholder Meeting"). The revised results of the Shareholder Meeting are presented below:

PROPOSAL I. APPROVAL OF AN AMENDMENT TO THE TRUST'S INVESTMENT ADVISORY AGREEMENT TO INCREASE THE INVESTMENT ADVISORY FEES PAYABLE BY THE PRIME PORTFOLIO

                                 NUMBER OF SHARES VOTED                  % OF SHARES VOTED
                                 ----------------------                  -----------------
        FOR:                           5,387,222,654.00                             36.79%
        AGAINST:                       9,233,474,751.00                             63.06%
        ABSTAIN:                          20,185,643.00                              0.13%


PROPOSAL II.  ELECTION OF A TRUSTEE


                                 NUMBER OF SHARES VOTED                  % OF SHARES VOTED
                                 ----------------------                  -----------------

        FOR:                          14,640,882,913.00                             99.99%
        AGAINST:                                   0.00                              0.00%
        ABSTAIN:                                 135.00                              0.00%


PROPOSAL III. Ratification of the Selection of PricewaterhouseCoopers LLP as the Independent Public Accountants of the Trust for its Fiscal Year Ending December 31, 2001

                                 NUMBER OF SHARES VOTED                  % OF SHARES VOTED
                                 ----------------------                  -----------------

        FOR:                          14,640,883,048.00                            100.00%
        AGAINST:                                   0.00                              0.00%
        ABSTAIN:                                   0.00                              0.00%

PROPOSAL IV. APPROVAL OF A CHANGE IN THE PRIME PORTFOLIO'S INVESTMENT POLICY CONCERNING INDUSTRY CONCENTRATION

                                 NUMBER OF SHARES VOTED                  % OF SHARES VOTED
                                 ----------------------                  -----------------

        FOR:                          13,074,106,344.00                             89.29%
        AGAINST:                       1,566,776,637.00                             10.70%
        ABSTAIN:                                  67.00                              0.00%

                        OFFICERS AND INTERESTED DIRECTORS

                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                                                                   IN FUND
                        POSITION      TERM OF OFFICE                               COMPLEX        OTHER
NAME, ADDRESS           HELD WITH     AND LENGTH OF     PRINCIPAL OCCUPATION       OVERSEEN BY    DIRECTORSHIPS HELD
AND AGE                 THE TRUST     TIME SERVED       DURING PAST 5 YEARS        TRUSTEE        BY TRUSTEE
-------                 ---------     -----------       -------------------        -------        ----------
INTERESTED TRUSTEE

Ralph Vitale*           Trustee       Term:             Executive Vice President   3              Director and
Age: 53                               Indefinite        and Head of Securities                    Chairman of the
Two International                     Elected: 2/01     Finance Division of                       Board, EquiLend LLC
Place                                                   State Street Bank and
Boston, MA 02110                                        Trust Company since
                                                        2000; Executive Vice
                                                        President of State
                                                        Street Bank and Trust
                                                        Company , 1997 to 2000

INDEPENDENT TRUSTEES

Michael Jessee          Trustee and   Term:             President and Chief        3              None
Age: 55                 Chairman of   Indefinite        Executive Officer of the
Two International       the Board     Elected: 2/96     Federal Home Loan Bank
Place                                                   of Boston since 1989
Boston, MA 02110

George Sullivan         Trustee       Term:             Chief Executive Officer,   3              Trustee, Allmerica
Age: 59                               Indefinite        Newfound Consultants                      Fulcrum Trust;
Two International                     Elected: 2/96     Inc., a financial                         Trustee, SEI Fund
Place                                                   consulting firm, since                    Group.
Boston, MA 02110                                        1997


Peter Tufano            Trustee       Term:             Sylvan C. Coleman          3              None
Age: 45                               Indefinite        Professor of Financial
Two International                     Elected: 2/96     Management at Harvard
Place                                                   Business School since
Boston, MA 02110                                        1989


OFFICERS:

Edward J. O'Brien       President     Term: Indefinite  Senior Vice President      ------         ------
Age: 47                               Elected: 2/01     and Division Head for
Two International                                       the Global Securities
Place                                                   Lending Division of
Boston, MA 02110                                        State Street Bank and
                                                        Trust Company since
                                                        2000; Senior Manager of
                                                        State Street Bank and
                                                        Trust Company's
                                                        Securities Lending
                                                        Division, 1996 to 2000

                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                                                                   IN FUND
                        POSITION      TERM OF OFFICE                               COMPLEX        OTHER
NAME, ADDRESS           HELD WITH     AND LENGTH OF     PRINCIPAL OCCUPATION       OVERSEEN BY    DIRECTORSHIPS HELD
AND AGE                 THE TRUST     TIME SERVED       DURING PAST 5 YEARS        TRUSTEE        BY TRUSTEE
-------                 ---------     -----------       -------------------        -------        ----------
Cinzia Liambo           Vice          Term: Indefinite  Vice President and head    ------         ------
Age: 38                 President     Elected: 2/01     of the Compliance
Two International                                       Department for the
Place                                                   Global Securities
Boston, MA 02110                                        Lending Division of
                                                        State Street Bank and
                                                        Trust Company since 1986


Kathleen Cuocolo        Treasurer     Term: Indefinite  Executive Vice President   ------         ------
Age: 49                               Elected: 2/01     of State Street Bank and
Two Avenue de                                           Trust Company since
Lafayette                                               2000; Senior Vice
Boston, MA 02111                                        President of State
                                                        Street Bank and Trust
                                                        Company, 1995 to 2000
Donald A. Gignac        Assistant     Term: Indefinite  Vice President, State      ------         ------
Age: 36                 Treasurer     Elected: 2/01     Street Bank and Trust
2 Avenue de Lafayette                                   Company (1993 to
Boston, MA 02111                                        present).

Mary Moran Zeven        Secretary     Term: Indefinite  Vice President and         ------         ------
Age: 41                               Elected: 2/01     Associate Counsel, State
One Federal Street                                      Street Bank and Trust
Boston, MA 02110                                        Company since 2000; Vice
                                                        President and Counsel,
                                                        PFPC, Inc. 1999 to 2000;
                                                        Counsel, Curtis,
                                                        Mallet-Prevost, Colt &
                                                        Mosle, LLP 1996 to 1999
                                                        (law firm).

Julie Tedesco           Assistant     Term: Indefinite  Vice President and         ------         ------
Age: 44                 Secretary     Elected: 2/01     Associate Counsel, State
One Federal Street                                      Street Bank and Trust
Boston, MA 02110                                        Company since 2000;
                                                        Counsel, First Data
                                                        Investor Services Group,
                                                        Inc., 1994 to 2000.

     *Mr. Vitale is an "interested person" of the Trust, as defined in the 1940 Act, by virtue of his position as an officer of an affiliate of the Adviser.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of State Street Navigator Securities Lending Trust and the Shareholders of State Street Navigator Securities Lending Prime
Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of State Street Navigator Securities Lending Prime Portfolio (the "Fund") at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 21, 2002

TRUSTEES
Michael A. Jessee
George J. Sullivan Jr.
Peter Tufano
Ralph Vitale

INVESTMENT ADVISER
SSgA Funds Management, Inc.
Two International Place
Boston, MA 02110

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA  02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA  02110

LEGAL COUNSEL
GoodwinProcter LLP
Exchange Place
Boston, MA 02109




This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.


STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
State Street Bank and Trust Company
Global Securities Lending
Two International Place
Boston, MA 02110